Fair value measurement - Assets and Liabilities on Recurring Basis (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 86,622,000,000	$ 101,839,000,000
Trading assets:
Total derivatives fair value	11,151,000,000	9,793,000,000
Effect of master netting agreements	(8,206,000,000)	(6,973,000,000)
Total derivative assets	2,945,000,000	2,820,000,000
Trading assets	9,908,000,000	16,577,000,000
Other assets	971,000,000	1,187,000,000
Trading liabilities:
Total derivatives fair value	11,277,000,000	9,759,000,000
Effect of master netting agreements	(8,243,000,000)	(6,335,000,000)
Derivative liabilities	3,034,000,000	3,424,000,000
Other liabilities	221,000,000	496,000,000
Investment management funds
Trading assets:
Trading assets	203,000,000	443,000,000
Other assets	6,000,000	19,000,000
Total assets	209,000,000	462,000,000
Trading liabilities:
Other liabilities	1,000,000	3,000,000
Total liabilities	1,000,000	3,000,000
Interest rate contracts
Trading assets:
Effect of master netting agreements	(986,000,000)	(1,424,000,000)
Trading liabilities:
Effect of master netting agreements	(798,000,000)	(2,028,000,000)
Foreign exchange contracts
Trading assets:
Effect of master netting agreements	(7,215,000,000)	(5,501,000,000)
Trading liabilities:
Effect of master netting agreements	(7,444,000,000)	(4,111,000,000)
Equity contracts
Trading assets:
Effect of master netting agreements	(5,000,000)	(48,000,000)
Trading liabilities:
Effect of master netting agreements	(1,000,000)	(196,000,000)
U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	29,533,000,000	29,409,000,000
Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	10,364,000,000	13,379,000,000
Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		14,530,000,000
Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	8,060,000,000	8,405,000,000
Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,734,000,000	7,573,000,000
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	5,758,000,000	6,238,000,000
Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	5,343,000,000	4,439,000,000
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,294,000,000	2,536,000,000
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,029,000,000	2,748,000,000
Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,319,000,000	2,190,000,000
State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	12,000,000	2,514,000,000
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,066,000,000
Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,000,000	1,000,000
Not designated as hedging
Trading assets:
Total derivatives fair value	10,832,000,000	9,587,000,000
Trading liabilities:
Total derivatives fair value	11,057,000,000	9,266,000,000
Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	1,297,000,000	3,259,000,000
Trading liabilities:
Total derivatives fair value	1,584,000,000	2,835,000,000
Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	9,433,000,000	6,279,000,000
Trading liabilities:
Total derivatives fair value	9,456,000,000	6,215,000,000
Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	102,000,000	49,000,000
Trading liabilities:
Total derivatives fair value	13,000,000	211,000,000
Designated as hedging
Trading assets:
Total derivatives fair value	319,000,000	206,000,000
Trading liabilities:
Total derivatives fair value	220,000,000	493,000,000
Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	205,000,000	0
Trading liabilities:
Total derivatives fair value	0	453,000,000
Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	114,000,000	206,000,000
Trading liabilities:
Total derivatives fair value	220,000,000	40,000,000
Assets measured at fair value on a recurring basis
Trading assets:
Effect of master netting agreements	(8,206,000,000)
Total assets	97,501,000,000
Assets measured at fair value on a recurring basis | Level 1
Trading assets:
Total assets	$ 39,459,000,000
Percentage of total assets prior to netting	37.00%
Trading liabilities:
Percentage of total liabilities prior to netting	18.00%
Assets measured at fair value on a recurring basis | Level 2
Trading assets:
Total assets	$ 66,110,000,000
Percentage of total assets prior to netting	63.00%
Trading liabilities:
Percentage of total liabilities prior to netting	82.00%
Assets measured at fair value on a recurring basis | Level 3
Trading assets:
Total assets	$ 0
Percentage of total assets prior to netting	0.00%
Trading liabilities:
Percentage of total liabilities prior to netting	0.00%
Assets measured at fair value on a recurring basis | Operating segments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 86,622,000,000	101,839,000,000
Trading assets:
Debt instruments	3,491,000,000	4,197,000,000
Equity instruments	3,791,000,000	9,766,000,000
Effect of master netting agreements	(8,206,000,000)	(6,973,000,000)
Trading assets	9,908,000,000	16,577,000,000
Other assets	514,000,000	763,000,000
Total other assets	833,000,000	969,000,000
Total assets		119,603,000,000
Trading liabilities:
Total trading liabilities	5,385,000,000	5,469,000,000
Effect of master netting agreements	(8,243,000,000)	(6,335,000,000)
Other liabilities	1,000,000	3,000,000
Total derivative liabilities designated as hedging	221,000,000
Total liabilities	5,606,000,000	5,965,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	29,533,000,000	29,409,000,000
Assets measured at fair value on a recurring basis | Operating segments | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	10,364,000,000	13,379,000,000
Assets measured at fair value on a recurring basis | Operating segments | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	8,957,000,000	14,530,000,000
Assets measured at fair value on a recurring basis | Operating segments | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	8,060,000,000	8,405,000,000
Assets measured at fair value on a recurring basis | Operating segments | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,734,000,000	7,573,000,000
Assets measured at fair value on a recurring basis | Operating segments | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	5,758,000,000	6,238,000,000
Assets measured at fair value on a recurring basis | Operating segments | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	5,343,000,000	4,439,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,977,000,000	3,125,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,294,000,000	2,536,000,000
Assets measured at fair value on a recurring basis | Operating segments | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,241,000,000	2,686,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,029,000,000	2,748,000,000
Assets measured at fair value on a recurring basis | Operating segments | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,319,000,000	2,190,000,000
Assets measured at fair value on a recurring basis | Operating segments | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	12,000,000	2,514,000,000
Assets measured at fair value on a recurring basis | Operating segments | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,066,000,000
Assets measured at fair value on a recurring basis | Operating segments | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,000,000	1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging
Trading assets:
Effect of master netting agreements	(8,206,000,000)	(6,973,000,000)
Total derivative assets	2,626,000,000	2,614,000,000
Trading liabilities:
Effect of master netting agreements	(8,243,000,000)	(6,335,000,000)
Derivative liabilities	2,814,000,000	2,931,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Interest rate contracts
Trading assets:
Effect of master netting agreements	(986,000,000)	(1,424,000,000)
Trading liabilities:
Effect of master netting agreements	(798,000,000)	(2,028,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Foreign exchange contracts
Trading assets:
Effect of master netting agreements	(7,215,000,000)	(5,501,000,000)
Trading liabilities:
Effect of master netting agreements	(7,444,000,000)	(4,111,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Equity contracts
Trading assets:
Effect of master netting agreements	(5,000,000)	(48,000,000)
Trading liabilities:
Effect of master netting agreements	(1,000,000)	(196,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	311,000,000	1,835,000,000
Trading liabilities:
Derivative liabilities	786,000,000	807,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	2,218,000,000	778,000,000
Trading liabilities:
Derivative liabilities	2,012,000,000	2,104,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Equity contracts
Trading assets:
Total derivative assets	97,000,000	1,000,000
Trading liabilities:
Derivative liabilities	16,000,000	20,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging
Trading assets:
Total derivative assets	319,000,000	206,000,000
Trading liabilities:
Derivative liabilities	220,000,000	493,000,000
Total derivative liabilities designated as hedging		496,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	205,000,000
Trading liabilities:
Derivative liabilities	0	453,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	114,000,000	206,000,000
Trading liabilities:
Derivative liabilities	220,000,000	40,000,000
Assets measured at fair value on a recurring basis | Operating segments | Debt instruments
Trading liabilities:
Total trading liabilities	2,474,000,000	2,498,000,000
Assets measured at fair value on a recurring basis | Operating segments | Equity instruments
Trading liabilities:
Total trading liabilities	97,000,000	40,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	33,770,000,000	35,426,000,000
Trading assets:
Debt instruments	1,590,000,000	1,447,000,000
Equity instruments	3,791,000,000	9,766,000,000
Trading assets	5,395,000,000	11,219,000,000
Other assets	294,000,000	438,000,000
Total other assets	294,000,000	438,000,000
Total assets		$ 47,083,000,000
Percentage of total assets prior to netting		37.00%
Trading liabilities:
Total trading liabilities	2,476,000,000	$ 2,498,000,000
Other liabilities	0	1,000,000
Total derivative liabilities designated as hedging	0
Total liabilities	2,476,000,000	$ 2,499,000,000
Percentage of total liabilities prior to netting		20.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	29,533,000,000	$ 29,409,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,237,000,000	6,017,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging
Trading assets:
Total derivatives fair value	14,000,000	6,000,000
Trading liabilities:
Total derivatives fair value	6,000,000	6,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	10,000,000	6,000,000
Trading liabilities:
Total derivatives fair value	6,000,000	1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	4,000,000	0
Trading liabilities:
Total derivatives fair value	0	5,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Total derivative liabilities designated as hedging		1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Debt instruments
Trading liabilities:
Total trading liabilities	2,373,000,000	2,452,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Equity instruments
Trading liabilities:
Total trading liabilities	97,000,000	40,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	52,852,000,000	66,413,000,000
Trading assets:
Debt instruments	1,901,000,000	2,750,000,000
Equity instruments	0	0
Trading assets	12,719,000,000	12,331,000,000
Other assets	220,000,000	325,000,000
Total other assets	539,000,000	531,000,000
Total assets		$ 79,275,000,000
Percentage of total assets prior to netting		63.00%
Trading liabilities:
Total trading liabilities	11,152,000,000	$ 9,306,000,000
Other liabilities	1,000,000	2,000,000
Total derivative liabilities designated as hedging	221,000,000
Total liabilities	11,373,000,000	$ 9,801,000,000
Percentage of total liabilities prior to netting		80.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	$ 0
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	6,127,000,000	7,362,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	8,957,000,000	14,530,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	8,060,000,000	8,405,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,734,000,000	7,573,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	5,758,000,000	6,238,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	5,343,000,000	4,439,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,977,000,000	3,125,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,294,000,000	2,536,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,241,000,000	2,686,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,029,000,000	2,748,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,319,000,000	2,190,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	12,000,000	2,514,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		2,066,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,000,000	1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging
Trading assets:
Total derivatives fair value	10,818,000,000	9,581,000,000
Trading liabilities:
Total derivatives fair value	11,051,000,000	9,260,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	1,287,000,000	3,253,000,000
Trading liabilities:
Total derivatives fair value	1,578,000,000	2,834,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	9,433,000,000	6,279,000,000
Trading liabilities:
Total derivatives fair value	9,456,000,000	6,215,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	98,000,000	49,000,000
Trading liabilities:
Total derivatives fair value	17,000,000	211,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging
Trading assets:
Total derivatives fair value	319,000,000	206,000,000
Trading liabilities:
Total derivatives fair value	220,000,000	493,000,000
Total derivative liabilities designated as hedging		495,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	205,000,000
Trading liabilities:
Total derivatives fair value	0	453,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	114,000,000	206,000,000
Trading liabilities:
Total derivatives fair value	220,000,000	40,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Debt instruments
Trading liabilities:
Total trading liabilities	101,000,000	46,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Trading assets:
Debt instruments	0	0
Equity instruments	0	0
Total derivative assets	0
Trading assets	0	0
Other assets	0	0
Total other assets	0	0
Total assets		$ 0
Percentage of total assets prior to netting		0.00%
Trading liabilities:
Total trading liabilities	0	$ 0
Other liabilities	0	0
Total derivative liabilities designated as hedging	0
Total liabilities	0	$ 0
Percentage of total liabilities prior to netting		0.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	$ 0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Total derivative liabilities designated as hedging		0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Debt instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | NAV
Trading assets:
Assets measured at NAV	$ 138,000,000	$ 218,000,000